NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2019
NATURE AND CONTINUANCE OF OPERATIONS
NATURE AND CONTINUANCE OF OPERATIONS

1.            NATURE AND CONTINUANCE OF OPERATIONS

Emerald Health Therapeutics Inc. (the "Company"), is classified as a Tier 1 Venture Issuer on the TSXV, with its common shares ("Common Shares") listed under the trading symbol “EMH.” The Company is also traded on the OTCQX, with its Common Shares listed under the trading symbol “EMHTF.”

These condensed interim consolidated financial statements (“interim financial statements”)  have been prepared by management on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at September 30, 2019, the Company had not yet achieved profitable operations and had accumulated losses of  $74,026,516 (December 31, 2018 - $52,855,947) since its inception. Subsequent to September 30, 2019, the Company has raised additional gross proceeds of $2,500,000 of equity financing through a private placement (see Note 22). The continuing operations of the Company are dependent upon its ability to continue to raise adequate capital, to commence profitable operations in the future, to satisfy its commitments and to repay its liabilities arising from normal business operations as they become due. Management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern.

These condensed interim consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.